Summary of Significant Accounting Policies (Details Narrative) (USD $)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended				93 Months Ended	1 Months Ended	0 Months Ended
	Dec. 31, 2007	Aug. 31, 2007	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013 Customer Vendors	Dec. 31, 2012 Customer Vendors	Dec. 31, 2011	Dec. 31, 2007	Dec. 31, 2013	Aug. 21, 2007	Mar. 31, 2011	Mar. 28, 2012
SignificantAccountingPoliciesLineItems [Line Items]
Proceeds from sale of stock through private placement	$ 14,500,000									$ 12,500	$ 544,500
Working capital deficit			1,533,000		1,533,000		1,985,000				1,985,000
Accounts receivable, valuation allowance reserve							20,000	0			20,000
Estimated operating expenses			450,889	288,048	1,341,390	933,338	2,469,631	1,757,643			40,942,480
Issuance of common stock, gross proceeds	15,500,000							35,000			14,745,000
Convertible note financing		2,000,000			35,000	110,000	110,000	395,500	0		3,005,500
Liquidated damages, amount accrued							0	0			0
Research and development expenses			187,000	135,000	602,000	382,000	591,356	475,792			15,529,815
Income tax contingency, maximum percent realized upon ultimate settlement							50.00%
Total cash balances held in commercial bank secured by Federal Deposit Insurance Corporation							250,000				250,000
Amount scheduled to return per depositor, per insured bank							100,000				100,000
Institutional Funds Account insured through Securities Investor Protection Corporation ("SIPC") insured amount per customer							500,000				500,000
Institutional Funds Account insured through Securities Investor Protection Corporation ("SIPC") insured amount cash							100,000				100,000
Percentage of billed and unbilled Grant Revenues and Department of Energy grant receivables							100.00%	100.00%
Number of customers accounted for consulting fees revenue							1	1
Percentage of Company's consulting fees revenue							100.00%	100.00%
Number of vendors accounted for accounts payable							3	3
Percentage of accounts payable							65.00%	64.00%
Penalty for filing to get the registration statement effective							20,000
Impairment of property and equipment							1,162,148				1,162,148
Warrant [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Convertible note financing												1,279,429
Antidilutive securities excluded from computation of earnings per share					15,128,571	428,571	928,571
Stock Option [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Antidilutive securities excluded from computation of earnings per share							0	428,571
Next Twelve Months [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Estimated operating expenses					1,700,000		1,700,000
Bluefire Fulton Renewable Energy Llc [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Ownership interest in Bluefire Fulton Renewable Energy LLC sold			1.00%		1.00%		1.00%				1.00%
Lincoln Park Capital Fund, LLC [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Purchase agreement amount													10,000,000
TCA [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Purchase agreement amount														2,000,000
Fulton Project [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Construction costs					300,000,000		300,000,000
Minimum [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Property and equipment, useful life							3 years
Minimum [Member] | Fulton Project [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Construction costs							100,000,000
Minimum [Member] | Lancaster Biorefinery [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Construction costs					100,000,000
Maximum [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Property and equipment, useful life							5 years
Convertible note financing										2,000,000
Maximum [Member] | Lancaster Biorefinery [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Construction costs					125,000,000
Maximum [Member] | Lancaster Biorefinery Project [Member]
SignificantAccountingPoliciesLineItems [Line Items]
Construction costs							$ 125,000,000